Property and Equipment - Changes in Carrying Value of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 56,984
Capital work-in-progress	1,247	$ 2,951
Ending balance	52,272	56,984
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	234,159	232,814
Additions	16,305	20,291
Disposals/retirements	(12,325)	(2,244)
Impact on adoption of IFRS 16		(1,666)
Translation adjustments	11,698	(15,036)
Ending balance	249,837	234,159
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	180,126	175,131
Depreciation	21,480	20,534
Disposals/retirements	(11,896)	(2,116)
Impact on adoption of IFRS 16		(922)
Translation adjustments	9,102	(12,501)
Ending balance	198,812	180,126
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,602	9,963
Translation adjustments	131	(361)
Ending balance	9,733	9,602
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,385	5,089
Depreciation	484	493
Translation adjustments	76	(197)
Ending balance	5,945	5,385
Computers and software [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74,388	73,090
Additions	9,618	6,837
Disposals/retirements	(9,044)	(293)
Translation adjustments	3,888	(5,246)
Ending balance	78,850	74,388
Computers and software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	63,896	63,253
Depreciation	7,203	5,506
Disposals/retirements	(9,003)	(252)
Translation adjustments	3,325	(4,611)
Ending balance	65,421	63,896
Furniture, fixtures and office equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,403	77,279
Additions	4,096	7,399
Disposals/retirements	(1,988)	(1,184)
Translation adjustments	3,824	(5,091)
Ending balance	84,335	78,403
Furniture, fixtures and office equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60,044	57,838
Depreciation	6,995	7,473
Disposals/retirements	(1,855)	(1,106)
Translation adjustments	2,957	(4,161)
Ending balance	68,141	60,044
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	838	781
Additions		265
Disposals/retirements		(130)
Translation adjustments	38	(78)
Ending balance	876	838
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	514	466
Depreciation	193	228
Disposals/retirements		(130)
Translation adjustments	30	(50)
Ending balance	737	514
Leasehold improvements [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70,928	71,701
Additions	2,591	5,790
Disposals/retirements	(1,293)	(637)
Impact on adoption of IFRS 16		(1,666)
Translation adjustments	3,817	(4,260)
Ending balance	76,043	70,928
Leasehold improvements [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	50,287	48,485
Depreciation	6,605	6,834
Disposals/retirements	(1,038)	(628)
Impact on adoption of IFRS 16		(922)
Translation adjustments	2,714	(3,482)
Ending balance	$ 58,568	$ 50,287